Schedule of Selected Financial Information, by Segment (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended																12 Months Ended
	Oct. 31, 2012		Jul. 31, 2012		Apr. 30, 2012		Jan. 31, 2012		Oct. 31, 2011		Jul. 31, 2011		Apr. 30, 2011		Jan. 31, 2011		Oct. 31, 2012		Oct. 31, 2011		Oct. 31, 2010
Segment Reporting Information [Line Items]
External sales and revenues, net																	$ 12,695		$ 13,641		$ 11,867
Intersegment sales and revenues																	0		0		0
Sales and revenues, net	3,179		3,246		3,261		3,009		4,210	[1]	3,444	[1]	3,293		2,694		12,695		13,641		11,867
Income (loss) from continuing operations attributable to NIC, net of tax	(2,737)	[2]	80	[2]	(138)	[2]	(144)	[2]	264	[1],[2]	1,441	[1],[2]	84	[2]	8	[2]	(2,939)		1,797		271
Income tax benefit (expense)																	(1,780)		1,417		(23)
Segment profit (loss)																	(1,159)		380		294
Depreciation and amortization																	323	[3]	328	[3]	316	[3]
Interest expense																	259		247		253
Equity in income (loss) of non-consolidated affiliates																	(29)		(71)		(50)
Capital expenditures																	309	[4],[5]	429	[4],[5]	234	[4],[5]
Segment assets	9,102	[5]							12,291	[5]							9,102	[5]	12,291	[5]	9,730	[5]
Truck
Segment Reporting Information [Line Items]
External sales and revenues, net																	8,781	[6]	9,373	[6]	7,927	[6]
Intersegment sales and revenues																	35	[6]	48	[6]	2	[6]
Sales and revenues, net																	8,816	[6]	9,421	[6]	7,929	[6]
Income (loss) from continuing operations attributable to NIC, net of tax																	(249)	[6]	451	[6]	472	[6]
Income tax benefit (expense)																	0	[6]	0	[6]	0	[6]
Segment profit (loss)																	(249)	[6]	451	[6]	472	[6]
Depreciation and amortization																	140	[3],[6]	151	[3],[6]	160	[3],[6]
Interest expense																	0	[6]	0	[6]	0	[6]
Equity in income (loss) of non-consolidated affiliates																	(28)	[6]	(73)	[6]	(51)	[6]
Capital expenditures																	75	[4],[5],[6]	83	[4],[5],[6]	82	[4],[5],[6]
Segment assets	2,118	[5],[6]							2,771	[5],[6]							2,118	[5],[6]	2,771	[5],[6]	2,457	[5],[6]
Engine
Segment Reporting Information [Line Items]
External sales and revenues, net																	1,755		2,101		2,031
Intersegment sales and revenues																	1,639		1,690		955
Sales and revenues, net																	3,394		3,791		2,986
Income (loss) from continuing operations attributable to NIC, net of tax																	(562)		84		51
Income tax benefit (expense)																	0		0		0
Segment profit (loss)																	(562)		84		51
Depreciation and amortization																	118	[3]	120	[3]	106	[3]
Interest expense																	0		0		0
Equity in income (loss) of non-consolidated affiliates																	(7)		(4)		(2)
Capital expenditures																	148	[4],[5]	172	[4],[5]	116	[4],[5]
Segment assets	1,777	[5]							1,849	[5]							1,777	[5]	1,849	[5]	1,715	[5]
Parts
Segment Reporting Information [Line Items]
External sales and revenues, net																	1,991	[6]	1,967	[6]	1,690	[6]
Intersegment sales and revenues																	128	[6]	188	[6]	195	[6]
Sales and revenues, net																	2,119	[6]	2,155	[6]	1,885	[6]
Income (loss) from continuing operations attributable to NIC, net of tax																	240	[6]	287	[6]	266	[6]
Income tax benefit (expense)																	0	[6]	0	[6]	0	[6]
Segment profit (loss)																	240	[6]	287	[6]	266	[6]
Depreciation and amortization																	10	[3],[6]	9	[3],[6]	7	[3],[6]
Interest expense																	0	[6]	0	[6]	0	[6]
Equity in income (loss) of non-consolidated affiliates																	6	[6]	6	[6]	3	[6]
Capital expenditures																	21	[4],[5],[6]	19	[4],[5],[6]	8	[4],[5],[6]
Segment assets	707	[5],[6]							700	[5],[6]							707	[5],[6]	700	[5],[6]	811	[5],[6]
Financial Services Operations
Segment Reporting Information [Line Items]
External sales and revenues, net																	168	[3]	200	[3]	219	[3]
Intersegment sales and revenues																	91	[3]	91	[3]	90	[3]
Sales and revenues, net																	259	[3]	291	[3]	309	[3]
Income (loss) from continuing operations attributable to NIC, net of tax																	91	[3]	129	[3]	95	[3]
Income tax benefit (expense)																	0	[3]	0	[3]	0	[3]
Segment profit (loss)																	91	[3]	129	[3]	95	[3]
Depreciation and amortization																	33	[3]	28	[3]	28	[3]
Interest expense																	88	[3]	109	[3]	113	[3]
Equity in income (loss) of non-consolidated affiliates																	0	[3]	0	[3]	0	[3]
Capital expenditures																	3	[3],[4],[5]	2	[3],[4],[5]	2	[3],[4],[5]
Segment assets	2,563	[3],[5]							3,580	[3],[5]							2,563	[3],[5]	3,580	[3],[5]	3,497	[3],[5]
Corporate and Eliminations
Segment Reporting Information [Line Items]
External sales and revenues, net																	0		0		0
Intersegment sales and revenues																	(1,893)		(2,017)		(1,242)
Sales and revenues, net																	(1,893)		(2,017)		(1,242)
Income (loss) from continuing operations attributable to NIC, net of tax																	(2,459)		846		(613)
Income tax benefit (expense)																	(1,780)		1,417		(23)
Segment profit (loss)																	(679)		(571)		(590)
Depreciation and amortization																	22	[3]	20	[3]	15	[3]
Interest expense																	171		138		140
Equity in income (loss) of non-consolidated affiliates																	0		0		0
Capital expenditures																	62	[4],[5]	153	[4],[5]	26	[4],[5]
Segment assets	$ 1,937	[5]							$ 3,391	[5]							$ 1,937	[5]	$ 3,391	[5]	$ 1,250	[5]

[1]	In the fourth quarter of 2011, certain out-of-period adjustments were recorded related to the partial release of the Company's income tax valuation allowance. The adjustments of approximately $61 million primarily related to the classification of a deferred tax item and resulted in the Company recognizing an additional income tax benefit. The Company should have recognized the income tax benefit for this amount in the third quarter of 2011 with the release of a portion of the Company's income tax valuation allowance. Correcting the error was not material to any of the related periods.
[2]	In the fourth quarter of 2012, we determined that a significant additional valuation allowance on our U.S. deferred tax assets was required, due in part to our current domestic performance, which include continued fourth quarter deterioration and cumulative losses as of October 31, 2012 which included significant fourth quarter warranty charges. As a result we recognized income tax expense of $2 billion for the increase in the valuation allowance. In the fourth quarter of 2012, we also recognized $233 million of income tax expense related to the reversal of income tax benefits recognized in the first, second, and third quarters of 2012.
[3]	Total sales and revenues in the Financial Services segment include interest revenues of $254 million, $285 million, and $270 million for 2012, 2011, and 2010, respectively.
[4]	Exclusive of purchases of equipment leased to others.
[5]	Includes amounts related to discontinued operations. For more information, see Note 22, Discontinued Operations.
[6]	See Note 2, Restructurings and Impairments, for further discussion.